PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2013
PREPAYMENTS AND OTHER CURRENT ASSETS
PREPAYMENTS AND OTHER CURRENT ASSETS

4. PREPAYMENTS AND OTHER CURRENT ASSETS

	2012	2013
	RMB	RMB
Rental and other deposits	1,461	3,413
Prepayments for rental and others	10,603	15,386
Employee advances	2,781	1,980
Payments made on behalf of customers	226,485	271,015
Prepaid insurance premium	975	1,072
Interest income receivable	36,231	47,656
Unutilized input value-added tax	—	3,167
Others	1,706	1,372

Total	280,242	345,061

        Payments made on behalf of customers are associated with the operations of the Company's business process outsourcing services. The Company has remitted funds in advance on behalf of customers for purposes such as monthly employee benefits, social insurance and payroll payments, which will be reimbursed to the Company in the near term. The Company provided an allowance for payments made on behalf of customers when facts and circumstances indicate that the receivable is unlikely to be collected. The allowance balance for payments made on behalf of customers was RMB6,079 and RMB3,632 as of December 31, 2012 and 2013, respectively.